Equity - Balance of Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total [member]
Disclosure of classes of share capital [line items]
Beginning balance	R$ (464,990)	R$ (146,317)	R$ (63,989)
Changes in fair value of financial instruments	11,364	(477,506)	(76,001)
IRPJ and CSLL on fair value	(4,060)	164,425	23,683
Actuarial gain (loss) of post-employment benefits	49,550	(7,725)	(41,794)
IRPJ and CSLL on actuarial (gains) losses	(14,002)	2,133	11,784
Ending balance	(422,138)	(464,990)	(146,317)
Fair value of cash flow hedging instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	(609,277)	(296,132)	(243,336)
Changes in fair value of financial instruments	12,036	(477,570)	(76,479)
IRPJ and CSLL on fair value	(4,060)	164,425	23,683
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial (gains) losses	0		0
Ending balance	(601,301)	(609,277)	(296,132)
Fair value of financial instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance	269	205	(273)
Changes in fair value of financial instruments	(672)	64	478
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial (gains) losses	0	0	0
Ending balance	(403)	269	205
Actuarial gains (losses) of post-employment benefits [member]
Disclosure of classes of share capital [line items]
Beginning balance	(53,351)	(47,759)	(17,749)
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	49,550	(7,725)	(41,794)
IRPJ and CSLL on actuarial (gains) losses	(14,002)	2,133	11,784
Ending balance	(17,803)	(53,351)	(47,759)
Non-controlling shareholders interest change [member]
Disclosure of classes of share capital [line items]
Beginning balance	197,369	197,369	197,369
Changes in fair value of financial instruments	0	0	0
IRPJ and CSLL on fair value	0	0	0
Actuarial gain (loss) of post-employment benefits	0	0	0
IRPJ and CSLL on actuarial (gains) losses	0	0	0
Ending balance	R$ 197,369	R$ 197,369	R$ 197,369